Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid marketing expenses		$ 451	$ 451
Other prepaid expenses and other current assets		718	361	1,051
Total Prepaid expenses and other current assets		$ 1,169	812	1,051
Prepaid advertising contract with iHeart	[1]

[1]	On August 28, 2019, the Company entered into a radio advertising agreement with iHeart Media + Entertainment, Inc. (“iHeart”) and issued 166,667 shares of common stock valued at $3.4 million for future advertising services. The Company issued an additional 20,834 shares valued at $0.1 million on March 5, 2020 pursuant to the agreement. The current portion of the remaining value, reflected above, is the remaining value of services that the Company expects to utilize within the twelve months following the reporting period date, unless the term is extended. The Company utilized the remaining advertising services during the year ended December 31, 2022.